Operating assets and liabilities - Intangible assets - Amortisation and Impairment Losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	kr 1,469	kr 1,000
Total amortisation	487	1,000
Total impairment losses	982	0
Cost of goods sold
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	916	208
Sales and distribution costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	24	15
Research and development costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	522	769
Administrative costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	3	2
Other operating income, net
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	kr 4	kr 6